Goodwill and Intangible Assets - Goodwill Impairment Testing (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 5,919	$ 6,014
Net additions/(disposals)	150	0
Effect of changes in foreign exchange rates	206	(95)
Goodwill at end of period	6,275	5,919
Asia Insurance (excluding Japan)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	159	162
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	11	(3)
Goodwill at end of period	170	159
Japan Insurance
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	328	360
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	(7)	(32)
Goodwill at end of period	321	328
Canada Insurance
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,958	1,960
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	8	(2)
Goodwill at end of period	1,966	1,958
U.S. Insurance
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	350	360
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	32	(10)
Goodwill at end of period	382	350
Asia WAM
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	438	450
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	41	(12)
Goodwill at end of period	479	438
Canada WAM
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,436	1,436
Net additions/(disposals)	0	0
Effect of changes in foreign exchange rates	0	0
Goodwill at end of period	1,436	1,436
U.S. WAM
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,250	1,286
Net additions/(disposals)	150	0
Effect of changes in foreign exchange rates	121	(36)
Goodwill at end of period	$ 1,521	$ 1,250